CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Income tax recovery	$ 644